Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
CASH AND CASH EQUIVALENTS
Cash equivalents	6	6	18,105
Cash	60,695	26,944	233,837
Cash and cash equivalents	60,701	26,950	251,942